Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments

As of December 31, 2017, minimum lease commitments for our capital lease for the years ended December 31 are as follows (in thousands):

2018	$46,667
2019	45,000
2020	45,000
2021	45,000
2022	45,000
Thereafter	18,750

Total minimum lease payments	245,417
Less amount represented lease operating expenses	(63,607)
Less amount represented interest	(75,189)

Present value of minimum lease payments	106,621
Less current maturities of capital lease obligations	(12,952)

Long-term capital lease obligations	$93,669